The Group's Revenue Is Reported Net Of VAT And Surcharges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Net revenues	$ 211,822	$ 166,668	$ 130,988
Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	22,465
Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	189,357
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	158,300
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	53,552
Professional education services
Disaggregation of Revenue [Line Items]
Net revenues	196,047	150,484	114,190
Professional education services | Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	22,465
Professional education services | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	173,582
Professional education services | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	158,300
Professional education services | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	37,747
Sales of learning simulation software
Disaggregation of Revenue [Line Items]
Net revenues	12,979	11,576	11,522
Sales of learning simulation software | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	12,979
Sales of learning simulation software | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	12,979
Business start-up training services
Disaggregation of Revenue [Line Items]
Net revenues	2,796	4,608	5,276
Business start-up training services | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	2,796
Business start-up training services | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	2,796
Online education services
Disaggregation of Revenue [Line Items]
Net revenues	145,917	117,026	95,503
Online education services | Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	22,465
Online education services | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	123,452
Online education services | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	144,221
Online education services | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	1,696
Books and reference materials
Disaggregation of Revenue [Line Items]
Net revenues	27,372	10,213	8,980
Books and reference materials | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	27,372
Books and reference materials | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	27,372
Others
Disaggregation of Revenue [Line Items]
Net revenues	38,533	$ 39,429	$ 26,505
Others | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	22,758
Others | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	14,079
Others | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	$ 8,679